Share Based Compensation (Details) - Schedule of Common Stock and Current Interest Rates	12 Months Ended
Jul. 19, 2023 $ / shares
Schedule of Common Stock and Current Interest Rates [Abstract]
PSQH Stock Price (in Dollars per share)	$ 9.08
Volatility	40.00%
Risk free rate of return	4.60%
Expected term (in years)	4 years 9 months 18 days